Floating Rate Fund	07/01/2015 to 06/30/2016

ICA File Number: 811-22557
Registrant Name: T. Rowe Price Floating Rate Fund, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Floating Rate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016

============================== Floating Rate Fund ==============================

MARKWEST ENERGY 4.50% NOTES DUE JULY 15, 2023

Ticker:       N/A            Security ID:  B8B0B34
Meeting Date: DEC 07, 2015   Meeting Type: Exchange Offer
Record Date:  DEC 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent Offer with Early   N/A       Yes          Management
      Premium

--------------------------------------------------------------------------------

ROSETTA RESOURCES 5.875% NOTES DUE JUNE 1, 2022

Ticker:       N/A            Security ID:  BGF77T5
Meeting Date: JUL 07, 2015   Meeting Type: Exchange Offer
Record Date:  JUL 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange with Early Consent Premium     N/A       Yes          Management

--------------------------------------------------------------------------------

ROSETTA RESOURCES 5.875% NOTES DUE JUNE 1, 2022

Ticker:       N/A            Security ID:  BMSSMF8
Meeting Date: JUL 07, 2015   Meeting Type: Exchange Offer
Record Date:  JUL 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange with Early Consent Premium     N/A       Yes          Management

--------------------------------------------------------------------------------

SWISSSPORT INVESTMENT  REG S 6.75% NOTES DUE DECEMBER 15, 2021

Ticker:       N/A            Security ID:  9453155
Meeting Date: JAN 26, 2016   Meeting Type: Consent
Record Date:  JAN 26, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     We wish to vote in favour and receive   N/A       Yes          Management
      the consent fee

============================= END NPX REPORT ===================================